Nature and Continuance of Operations (Narrative) (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 28, 2020	May 31, 2019	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Nature and Continuance of Operations [Abstract]
Proceeds from private placement and equity offering	$ 37,700,000	$ 4,000,000	$ 37,700,000	$ 37,700,000	$ 4,000,000
Cash and restricted cash balance				15,207,948	451,605	$ 198,920	$ 1,007,329
Working capital				30,808,375
Accumulated deficit				(31,625,388)	(23,852,634)
Shareholder's equity				36,152,448	$ (1,174,956)	$ (85,636)	$ 2,167,745
Maximum line of credit limit				$ 8,000,000